Document and Entity Information	Total
Risk/Return:
Document Type	485BPOS
Document Period End Date	Aug. 29, 2016
Registrant Name	Virtus ETF Trust II
Central Index Key	0001648403
Amendment Flag	false
Document Creation Date	Aug. 29, 2016
Document Effective Date	Aug. 30, 2016
Prospectus Date	Aug. 30, 2016
Virtus Japan Alpha ETF | Virtus Japan Alpha ETF
Risk/Return:
Trading Symbol	JPNA